Oil and Gas Properties	12 Months Ended
Dec. 31, 2023
Text Block [abstract]
Oil and gas properties
B.3	Oil and gas properties

	Land and buildings	Transferred exploration and evaluation	Plant and equipment	Projects in development	Total
	US$m	US$m	US$m	US$m	US$m

Year ended 31 December 2023
Carrying amount at 1 January 2023	840	481	23,057	15,541	39,919
Additions 1	-	-	836	5,759	6,595
Disposals at written down value	(8)	-	(2)	-	(10)
Depreciation and amortisation	(67)	(125)	(3,764)	-	(3,956)
Impairment losses 2	(64)	(20)	(1,028)	(328)	(1,440)
Completions and transfers	-	441	4,496	(4,633)	304
Transfer to assets held for sale 3	-	-	(6)	(615)	(621)

Carrying amount at 31 December 2023	701	777	23,589	15,724	40,791

At 31 December 2023
Historical cost	1,745	1,979	50,272	16,443	70,439
Accumulated depreciation and impairment	(1,044)	(1,202)	(26,683)	(719)	(29,648)

Net carrying amount	701	777	23,589	15,724	40,791

Year ended 31 December 2022
Carrying amount at 1 January 2022	739	526	12,465	4,919	18,649
Acquisitions through business combinations 4	64	-	11,952	7,337	19,353
Additions	-	-	(508)	4,332	3,824
Disposals at written down value	(3)	(10)	(32)	-	(45)
Depreciation and amortisation	(54)	(107)	(2,637)	-	(2,798)
Impairment reversal 2	87	30	783	-	900
Completions and transfers	7	42	1,034	(1,047)	36

Carrying amount at 31 December 2022	840	481	23,057	15,541	39,919

At 31 December 2022
Historical cost	1,765	1,538	45,273	15,937	64,513
Accumulated depreciation and impairment	(925)	(1,057)	(22,216)	(396)	(24,594)

Net carrying amount	840	481	23,057	15,541	39,919

1.	Includes $5,317 million of capital additions, $311 million of capitalised borrowing costs and $967 million following changes in restoration provision .
2.	Refer to Note B.4 for details on impairment losses and impairment reversals.
3.	Refer to Note B.8 for details of the sell-down of the Scarborough Joint Venture.
4.	Refer to Note B.5 for details of business combination. Projects in development include the fair value ascribed to future phases of certain projects acquired through business combinations.
Recognition and measurement
Oil and gas properties are stated at cost less accumulated depreciation and impairment charges. Oil and gas properties include the costs to acquire, construct, install or complete production and infrastructure facilities such as pipelines and platforms, capitalised borrowing costs, transferred exploration and evaluation assets, development wells and the estimated cost of dismantling and restoration.
Subsequent capital costs, including major maintenance, are included in the asset’s carrying amount only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be reliably measured.
Depreciation and amortisation
Oil and gas properties are depreciated to their estimated residual values at rates based on their expected useful lives.
Upstream oil and conventional gas assets have been depreciated using the unit of production basis over proved reserves (2022: proved plus probable, except for certain assets considered late life). Upstream LNG assets are depreciated over proved plus probable reserves. Multi-product assets are assessed on a case-by-case basis and aligned to the most appropriate representation of useful life.
The depreciable amount for the unit of production basis excludes future development costs necessary to bring probable reserves into production. Downstream assets (primarily onshore plant and equipment) are depreciated using a straight-line basis over the lesser of useful life and the life of proved plus probable reserves. On a straight-line basis the assets have an estimated useful life of 5-50 years.
All other items of oil and gas properties are depreciated using the straight-line method over their useful life. They are depreciated as follows:

•	Buildings – 24-50 years;
•	Plant and equipment – 2-40 years; and
•	Land is not depreciated.
Impairment
Refer to Note B.4 for details on impairment.
Capital commitments
The Group has capital expenditure commitments contracted for, but not provided for in the financial statements, of $4,245 million as at 31 December 2023 (revised 2022
1
: $6,469 million). Capital expenditure commitments relate predominantly to the Scarborough and Sangomar projects.

1.
The 2022 Financial Statements disclosed capital expenditure commitments of $7,762 million which duplicated certain amounts post-merger. This has now been revised to reflect the Group’s share of commitments.

Key estimates and judgements

(a) Reserves
The estimation of reserves requires significant management judgement and interpretation of complex geological and geophysical models in order to make an assessment of the size, shape, depth and quality of reservoirs, and their anticipated recoveries.

Estimates of oil and natural gas reserves are used to calculate depreciation and amortisation charges for the Group’s oil and gas properties. Judgement is used in determining the economic reserve base applied to each asset.

Estimates are reviewed at least annually or when there are changes in the economic circumstances impacting specific assets or asset groups. These changes may impact depreciation, asset carrying values, restoration provisions and deferred tax balances. If reserves estimates are revised downwards, earnings could be affected by higher depreciation expense or an immediate write-down of the asset’s carrying value
.

(b) Depreciation and amortisation
Judgement is required to determine when assets are available for use to commence depreciation and amortisation. Depreciation and amortisation generally commences on first production.

(c) Change in depreciation methodology and asset useful lives
The Group has undertaken a review of the depreciation methodology and asset useful lives for oil and gas properties in accordance with its accounting policies and the accounting standards, considering the scale and diversity of the post-merger portfolio.

In assessing useful lives of certain oil and gas assets, these have been determined with reference to either their proved (1P) or proved plus probable (2P) reserves, which is then used in the units of production depreciation calculation.

From 1 January 2023, upstream oil and conventional gas assets have been depreciated over proved reserves (previously proved plus probable, except for certain assets considered late life). Upstream LNG assets have
continued to be depreciated over proved plus probable reserves. Multi-product assets are assessed on a case-by-case
basis and aligned to the most appropriate representation of useful life.

The changes in depreciation methodology and asset useful lives have been applied from 1 January 2023, resulting in an increase in depreciation expense of $416 million for the year ended 31 December 2023.